Outstanding Loans and Leases - Credit Card and Other Consumer - Renogiated TDRs (Details) - Credit card and other consumer - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Fixed payment plan period for loans modified	60 months
Threshold period past due for write-off of financing receivable	180 days
Threshold period past due for write-off of financing receivable after placed on fixed payment plan	120 days
Direct/Indirect Consumer
Unpaid Principal Balance
With no recorded allowance	$ 50	$ 59
With an allowance recorded	17	76
Total	67	135
Carrying Value
With no recorded allowance	21	25
With an allowance recorded	21	92
Total	42	117
Related Allowance	4	24
Average Carrying Value
With no recorded allowance	22	27	$ 42
With an allowance recorded	51	180	456
Total	73	207	498
Interest Income Recognized
With no recorded allowance	0	0	0
With an allowance recorded	3	9	24
Total	3	9	24
Other consumer
Average Carrying Value
With no recorded allowance	0	33	34
With an allowance recorded	0	23	28
Total	0	56	62
Interest Income Recognized
With no recorded allowance	0	2	2
With an allowance recorded	0	1	2
Total	0	3	4
Non United States | Credit Card Receivable
Unpaid Principal Balance
With an allowance recorded	109	132
Total	109	132
Carrying Value
With an allowance recorded	126	168
Total	126	168
Related Allowance	70	108
Average Carrying Value
With an allowance recorded	145	210	266
Total	145	210	266
Interest Income Recognized
With an allowance recorded	4	6	7
Total	4	6	7
United States | Credit Card Receivable
Unpaid Principal Balance
With an allowance recorded	598	804
Total	598	804
Carrying Value
With an allowance recorded	611	856
Total	611	856
Related Allowance	176	207
Average Carrying Value
With an allowance recorded	749	1,148	2,144
Total	749	1,148	2,144
Interest Income Recognized
With an allowance recorded	43	71	134
Total	$ 43	$ 71	$ 134